RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	4 Months Ended		9 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 124,826	$ 124,826
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid			$ 30,000	$ 0		$ 90,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum number of warrants to be purchased				250,000		250,000
Exercise price of warrants				$ 1.00	$ 1.00
Working capital Loans outstanding				$ 0	$ 0